Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between “compensation actually paid” to our CEO and to our other named executive officers and certain financial performance of the Corporation. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. For further information concerning the Corporation’s pay-for-performance
philosophy and how the Corporation aligns executive compensation with the Corporation’s performance, refer to “Compensation Discussion and Analysis” beginning on page 31 of this Proxy Statement.

Year	Summary Compensation Table Total for CEO ($)(1)	Compensation	Average Summary Compensation Table Total	Average Compensation Actually Paid to Other NEOs ($)(4)	Value of Initial Fixed $100 Investment Based on:		Net Income ($)	Adjusted ROE (%)(6)
		Actually Paid to CEO ($)(2)	Compensation for Other NEOs ($)(3)		Corporation TSR ($)	KBW Index TSR ($)(5)

2024	$10,929,786	$21,250,495	$3,975,228	$6,725,032	$113.12	$132.60	$2,031	13.7

2023	10,174,760	11,222,036	5,362,543	5,382,367	90.05	96.65	1,107	12.1

2022	10,816,639	4,016,997	5,671,222	2,404,602	90.98	97.52	1,336	14.8

2021	10,449,233	18,479,485	4,381,631	6,913,472	119.42	124.06	1,545	13.9

2020	9,189,814	4,352,289	3,947,748	2,088,995	90.71	89.69	1,209	11.2

(1) Mr. O’Grady was CEO for each of the covered years.
(2) Amounts reported in this column are based on total compensation reported for our CEO in the Summary Compensation Table. Adjustments to the compensation reported in the Summary Compensation Table for performance year 2024 are shown in the table below. Adjustments for the 2020-2023 performance years may be found in the Proxy Statement related to our 2024 Annual Meeting of Stockholders. The fair value of equity awards was computed in accordance with the Corporation’s methodology used for financial reporting purposes.

		2024

	Total compensation as reported in the Summary Compensation Table	$10,929,786

Subtract	Change in pension values reported in the Summary Compensation Table for covered fiscal year	(137,067)

Subtract	Fair value of equity awards granted during covered fiscal year	(7,700,038)

Add	Pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in the covered year	107,687

Add	Fair value of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year – valued at year-end	12,678,006

Add	Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year – valued on date of vesting	149,358

Add	Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	1,381,852

Add	Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	4,171,160

Subtract	Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	(330,249)

Subtract	Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—

Equals	Compensation Actually Paid to CEO	$21,250,495
(3) For 2024, our other named executive officers were Messrs. Cherecwich, Fox, Fradkin, Gamba, and Tyler. For 2023, our other named executive officers were Messrs. Cherecwich, Fradkin, Gamba, and Tyler. For 2022, our other named executive officers were Messrs. Cherecwich, Fradkin, Tyler, and Shundrawn Thomas and Alexandria Taylor. For 2021 and 2020, our other named executive officers were Messrs. Cherecwich, Fradkin, Thomas, and Tyler.

(4) Amounts reported in this column are based on the average of the total compensation reported for our other named executive officers in the Summary Compensation Table. Adjustments to the compensation reported in the Summary Compensation Table for performance year 2024 are shown in the table below. Adjustments for the 2020-2023 performance years
may be found in the Proxy Statement related to our 2024 Annual Meeting of Stockholders. The fair value of equity awards was computed in accordance with the Corporation’s methodology used for financial reporting purposes.

		2024

	Total compensation as reported in the Summary Compensation Table	$3,975,228

Subtract	Change in pension values reported in the Summary Compensation Table for covered fiscal year	(81,348)

Subtract	Fair value of equity awards granted during covered fiscal year	(2,213,784)

Add	Pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in the covered year	41,721

Add	Fair value of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year – valued at year-end	3,625,966

Add	Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year – valued on date of vesting	26,810

Add	Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	345,355

Add	Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	1,079,612

Subtract	Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	(74,528)

Subtract	Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—

Equals	Compensation Actually Paid to Named Executive Officers	$6,725,032
(5) The KBW Index is a modified-capitalization-weighted index made up of 24 of the largest banking companies in the United States. The Corporation is included in the KBW Index.
(6) For an explanation and reconciliation of ROE to Adjusted ROE, see page 52 of this Proxy Statement.

Company Selected Measure Name	Adjusted ROE
Named Executive Officers, Footnote	For 2024, our other named executive officers were Messrs. Cherecwich, Fox, Fradkin, Gamba, and Tyler. For 2023, our other named executive officers were Messrs. Cherecwich, Fradkin, Gamba, and Tyler. For 2022, our other named executive officers were Messrs. Cherecwich, Fradkin, Tyler, and Shundrawn Thomas and Alexandria Taylor. For 2021 and 2020, our other named executive officers were Messrs. Cherecwich, Fradkin, Thomas, and Tyler.
Peer Group Issuers, Footnote	The KBW Index is a modified-capitalization-weighted index made up of 24 of the largest banking companies in the United States. The Corporation is included in the KBW Index.
PEO Total Compensation Amount	$ 10,929,786	$ 10,174,760	$ 10,816,639	$ 10,449,233	$ 9,189,814
PEO Actually Paid Compensation Amount	$ 21,250,495	11,222,036	4,016,997	18,479,485	4,352,289
Adjustment To PEO Compensation, Footnote
(2) Amounts reported in this column are based on total compensation reported for our CEO in the Summary Compensation Table. Adjustments to the compensation reported in the Summary Compensation Table for performance year 2024 are shown in the table below. Adjustments for the 2020-2023 performance years may be found in the Proxy Statement related to our 2024 Annual Meeting of Stockholders. The fair value of equity awards was computed in accordance with the Corporation’s methodology used for financial reporting purposes.

		2024

	Total compensation as reported in the Summary Compensation Table	$10,929,786

Subtract	Change in pension values reported in the Summary Compensation Table for covered fiscal year	(137,067)

Subtract	Fair value of equity awards granted during covered fiscal year	(7,700,038)

Add	Pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in the covered year	107,687

Add	Fair value of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year – valued at year-end	12,678,006

Add	Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year – valued on date of vesting	149,358

Add	Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	1,381,852

Add	Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	4,171,160

Subtract	Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	(330,249)

Subtract	Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—

Equals	Compensation Actually Paid to CEO	$21,250,495

Non-PEO NEO Average Total Compensation Amount	$ 3,975,228	5,362,543	5,671,222	4,381,631	3,947,748
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,725,032	5,382,367	2,404,602	6,913,472	2,088,995
Adjustment to Non-PEO NEO Compensation Footnote
(4) Amounts reported in this column are based on the average of the total compensation reported for our other named executive officers in the Summary Compensation Table. Adjustments to the compensation reported in the Summary Compensation Table for performance year 2024 are shown in the table below. Adjustments for the 2020-2023 performance years
may be found in the Proxy Statement related to our 2024 Annual Meeting of Stockholders. The fair value of equity awards was computed in accordance with the Corporation’s methodology used for financial reporting purposes.

		2024

	Total compensation as reported in the Summary Compensation Table	$3,975,228

Subtract	Change in pension values reported in the Summary Compensation Table for covered fiscal year	(81,348)

Subtract	Fair value of equity awards granted during covered fiscal year	(2,213,784)

Add	Pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in the covered year	41,721

Add	Fair value of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year – valued at year-end	3,625,966

Add	Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year – valued on date of vesting	26,810

Add	Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	345,355

Add	Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	1,079,612

Subtract	Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	(74,528)

Subtract	Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—

Equals	Compensation Actually Paid to Named Executive Officers	$6,725,032

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
As discussed in “Compensation Discussion and Analysis,” our executive compensation program and compensation decisions reflect the guiding principles of being linked to long-term performance and aligned with stockholder interests. The metrics used within our incentive plans are selected to support these objectives. The following were the most important financial performance measures, as determined by the Corporation, to link executive compensation actually paid to the Corporation’s named executive officers to the Corporation’s performance for the most recently completed fiscal year:

●	Total Shareholder Return (“TSR”)

●	Adjusted ROE

●	Pre-tax Income

Total Shareholder Return Amount	$ 113.12	90.05	90.98	119.42	90.71
Peer Group Total Shareholder Return Amount	132.6	96.65	97.52	124.06	89.69
Net Income (Loss)	$ 2,031	$ 1,107	$ 1,336	$ 1,545	$ 1,209
Company Selected Measure Amount	13.7	12.1	14.8	13.9	11.2
PEO Name	Mr. O’Grady
Measure:: 1
Pay vs Performance Disclosure
Name	Total Shareholder Return (“TSR”)
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted ROE
Non-GAAP Measure Description	For an explanation and reconciliation of ROE to Adjusted ROE, see page 52 of this Proxy Statement.
Measure:: 3
Pay vs Performance Disclosure
Name	Pre-tax Income
PEO | Change in pension values reported in the Summary Compensation Table for covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (137,067)
PEO | Fair value of equity awards granted during covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,700,038)
PEO | Pension value attributable to covered fiscal years service and any change in pension value attributable to plan amendments made in the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	107,687
PEO | Fair value of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year valued at yearend [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,678,006
PEO | Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year valued on date of vesting [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	149,358
PEO | Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,381,852
PEO | Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,171,160
PEO | Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(330,249)
PEO | Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in pension values reported in the Summary Compensation Table for covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(81,348)
Non-PEO NEO | Fair value of equity awards granted during covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,213,784)
Non-PEO NEO | Pension value attributable to covered fiscal years service and any change in pension value attributable to plan amendments made in the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	41,721
Non-PEO NEO | Fair value of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year valued at yearend [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,625,966
Non-PEO NEO | Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year valued on date of vesting [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,810
Non-PEO NEO | Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	345,355
Non-PEO NEO | Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,079,612
Non-PEO NEO | Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(74,528)
Non-PEO NEO | Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0